Customer Deposits - Average Balances and Weighted Average Rates (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Deposits [Abstract]
Average balance, Notice	$ 2,190	$ 0	$ 2,842	$ 0
Average balance, Term	2,962	0	2,402	0
Average balance, Savings	4,991	0	5,511	0
Average balance, total deposits	$ 10,143	$ 0	$ 10,755	$ 0
Average paid rate, Notice	2.92%	0.00%	2.62%	0.00%
Average paid rate, Term	2.13%	0.00%	1.66%	0.00%
Average paid rate, Savings	2.18%	0.00%	1.97%	0.00%
Average paid rate, total deposits	2.41%	0.00%	2.08%	0.00%